Related Party Transactions - Additional Information (Detail)								1 Months Ended		3 Months Ended	9 Months Ended			12 Months Ended
		Jun. 28, 2021 USD ($)	Mar. 09, 2021 $ / shares shares	Mar. 04, 2021 shares	Jan. 01, 2021 USD ($)	Dec. 15, 2020 USD ($) $ / shares shares	Aug. 12, 2019	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2018	Aug. 31, 2021 USD ($)	Aug. 18, 2020 $ / shares	Mar. 31, 2020 USD ($) shares
Related Party Transaction [Line Items]
Initial Public Offering, units | shares			34,500,000						34,500,000
Initial Public Offering, price per unit | $ / shares			$ 10.00
Initial Public Offering, gross proceeds												$ 8,900,000
Warrants exercise price per share | $ / shares									$ 11.50
Repayments of Notes Payable												991,000
Common stock, shares outstanding | shares				8,625,000
Stock Issued During Period, Value, Issued for Services	[1],[2]								$ 25,000
Proceeds from Related Party Debt												362,292
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units | shares			4,500,000						4,500,000
Initial Public Offering, price per unit | $ / shares			$ 11.50						$ 11.50
Founder Shares [Member]
Related Party Transaction [Line Items]
Initial stockholders agreed to forfeit | shares						1,125,000
Percentage of founder shares from related party						20.00%
Common stock that were subject to forfeiture | shares			1,125,000
Founder Shares [Member] | Darla Anderson [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares								25,000
Founder Shares [Member] | Francesca Luthi [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares								25,000
Founder Shares [Member] | Charles E Wert [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares								25,000
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable to related party current												200,000
Advances received from related parties										$ 791,000		791,000					$ 37,000
Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Advances received from related parties																	$ 37,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable to related party current									$ 200,000			$ 200,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Convertible price warrants for post business combination entity | $ / shares									$ 1.50			$ 1.50
Related Party Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from Promissory Note to related party												$ 791,000
Working Capital Loans									$ 1,500,000			1,500,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Monthly charge for administrative services									10,000			10,000
Related party transaction, selling, general and administrative expenses from transactions with related party										$ 30,000		70,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt					$ 96,000				$ 750			$ 200,000
Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units | shares									5,333,333			5,933,333
Initial Public Offering, price per unit | $ / shares									$ 1.50	$ 1.50		$ 1.50
Initial Public Offering, gross proceeds									$ 8,000,000.0			$ 8,900,000
Private Placement Warrant [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units | shares									5,933,333
Initial Public Offering, gross proceeds									$ 8,900,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001		$ 0.0001
Warrants exercise price per share | $ / shares																		$ 11.50
Common stock, shares outstanding | shares									0
Class of warrant or right, Number of securities called by warrants or rights | shares										12,833,333		12,833,333
Common Class A [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Closing Share Threshold Price | $ / shares						$ 12.00
Common Class A [Member] | Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Warrants exercise price per share | $ / shares										$ 11.50		$ 11.50
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding | shares				8,625,000					8,625,000	8,625,000		8,625,000
Stockholders' Equity Note, Stock Split, Conversion Ratio				1.2
Common Class B [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares				8,625,000
Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock that were subject to forfeiture | shares									1,125,000
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares						$ 0.0001
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor (in shares) | shares						7,187,500
Stock Issued During Period, Value, Issued for Services						$ 25,000
Stockholders' Equity Note, Stock Split, Conversion Ratio				1.2
Planet Labs Inc [Member]
Related Party Transaction [Line Items]
Repayments of Notes Payable											$ 0		$ 2,586,000	$ 2,586,000
Stockholders' Equity Note, Stock Split, Conversion Ratio							5
Debt instrument, Face amount											$ 6,035,000			$ 6,035,000
Planet Labs Inc [Member] | Amended Terms Of Hosting Agreement [Member]
Related Party Transaction [Line Items]
Increase In Aggregate Purchase Commitment Amount		$ 193,000,000.0
Planet Labs Inc [Member] | Google [Member] | Amended Terms Of Hosting Agreement [Member]
Related Party Transaction [Line Items]
Amendment agreement commencement date		Aug. 01, 2021
Amendment agreement extended date		Jan. 31, 2028
Planet Labs Inc [Member] | Minimum [Member] | Google [Member]
Related Party Transaction [Line Items]
Equity method investment, Ownership percentage											10.00%			10.00%
Planet Labs Inc [Member] | Two Thousand And Twenty Convertible Notes [Member] | Convertible Debt Current [Member]
Related Party Transaction [Line Items]
Notes payable related parties current											$ 11,000,000.0
Planet Labs Inc [Member] | Two Thousand And Twenty Convertible Notes [Member] | Google [Member]
Related Party Transaction [Line Items]
Debt instrument, Face amount																			$ 10,000,000.0
Planet Labs Inc [Member] | Two Thousand And Twenty Convertible Notes [Member] | Google [Member] | Convertible Debt Noncurrent [Member]
Related Party Transaction [Line Items]
Notes payable, Related parties, Noncurrent														$ 10,500,000
Planet Labs Inc [Member] | Content License Agreement [Member] | Google [Member]
Related Party Transaction [Line Items]
Related party transaction, Term																5 years
Related Party Transaction, Terms and Manner of Settlement																The contract automatically renews for one additional year if the parties fail to fulfill their respective obligations at the end of year 5.
Related party transaction, Deferred revenue											15,200,000			20,800,000	$ 32,300,000
Revenue from related parties											5,600,000		9,500,000	11,500,000	8,100,000
Planet Labs Inc [Member] | Hosting And Service Arrangement [Member] | Google [Member]
Related Party Transaction [Line Items]
Related party transaction, Deferred cost											17,000,000.0			10,300,000
Related party transaction, Expenses from transactions with related party											13,700,000		$ 9,500,000	13,100,000	10,900,000
Accounts payable, Related parties, Current											$ 1,900,000			$ 0	$ 1,000,000.0
Planet Labs Inc [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares											$ 0.00002			$ 0.00002	$ 0.00002
Common stock, shares outstanding | shares											17,625,967			14,876,627	13,785,927
Planet Labs Inc [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares											$ 0.00002			$ 0.00002	$ 0.00002
Common stock, shares outstanding | shares											13,811,878			13,811,878	13,811,878
Planet Labs Inc [Member] | Series D Preferred Stock [Member] | Google [Member]
Related Party Transaction [Line Items]
Shares, Outstanding | shares											18,633,305			18,633,305
Planet Labs Inc [Member] | Series D Preferred Stock [Member] | Two Thousand And Twenty Convertible Notes [Member] | Google [Member]
Related Party Transaction [Line Items]
Class of warrant or right, Number of securities called by warrants or rights | shares																			139,126

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).